Long-term debt:	12 Months Ended
Dec. 31, 2019
Long-term debt:
Long-term debt

Note 12 — Long-term debt:

As a result of including Aerostar in the consolidation, as from May 31, 2017, the following long-term debt is recorded.

As of May 31, 2017, Aerostar consolidates as a subsidiary in the Company by increasing its shareholding from 50% to 60%, and thus obtaining control.

To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar into a Note Purchase Agreement in March 22, 2013, where Aerostar authorized the issue of subordinated bonds and sale of an aggregate principal of Ps.4,471 million Mexican pesos (USD350 million) of its 5.75% senior secured notes due on March 22, 2035.

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the amount of PS. 737 million pesos (USD50 million), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

At December 31, 2018 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		Short		Long		value

Loan	$400,000	$9,831	Ps.	7,333,536	Ps.	(51,268)	Ps.	324,590	Ps.	6,957,678	Ps.	7,509,065

At December 31, 2019 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,152	Ps.	6,843,134	Ps.	(43,193)	Ps.	311,372	Ps.	6,488,569	Ps.	7,082,022

Inputs:

2018:

Corporate risk through Yield to Maturity of comparable bonds of the “Transportations and Logistics” sector.

Level 2 of fair value hierarchy

2019:

Corporate risk through Yield to Maturity of comparable bonds of the “Transportations and Logistics” sector at December 31, 2019.

Level 2 of fair value hierarchy

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13 the valuation technique used is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.